ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
Accrued payroll and welfare	$1,833	$1,742
Other tax payable	55	50
Accrued staff disbursement	1,048	1,010
Deposit payable	27	25
Other current liabilities (i)	6,406	8,137
Other accrued expenses	326	313
	$9,695	$11,277